Redeemable Preferred Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Roll Forward of Redeemable Preferred Equity

Roll forward of redeemable preferred equity:

	December 31, 2021	December 31, 2020

Beginning balance	$3,582	$2,959
Additions from new investment	1,000	300
Distributions	(101)	(49)
Additions from reinvestment	533	372

Ending balance	$5,014	$3,582

Schedule of Redemption Option for Investors

The following table shows the earliest redemption options for investors in Series C Preferred Units as of December 31, 2021:

Year Maturing	Total Amount Redeemable

2024	$3,244
2025	402
2026	309
2027	1,059

Total	$5,014